Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015	Sep. 30, 2014
Net sales	$ 80,139		$ 71,307		$ 238,493	$ 214,733
Cost of sales	23,052	[1]	16,703	[1]	63,812	54,126
Gross profit	57,087		54,604		174,681	160,607
Operating expenses:
Selling, general and administrative	85,997	[1]	66,926	[1]	250,801	207,629
Research and development	9,570	[1]	5,948	[1]	24,644	18,603
Amortization of intangible assets	2,562		2,379		7,741	7,241
Total operating expenses	98,129		75,253		283,186	233,473
Operating (loss) income	(41,042)		(20,649)		(108,505)	(72,866)
Interest Expense Income, Net	11,185		4,565		29,793	12,873
Other (income) expense, net	10,236		21,430		7,395	54,986
Loss from continuing operations before income taxes	(62,463)		(46,644)		(145,693)	(140,725)
Benefit for income taxes	187		3,003		511	(7,197)
Loss from Continuing Operations Attributable to Parent	(62,650)		(49,647)		(146,204)	(133,528)
(Loss) Income from Discontinued Operations, Net of Tax, Attributable to Parent	(36,211)		(12,160)		(46,720)	(14,925)
Net (loss) income	$ (98,861)		$ (61,807)		$ (192,924)	$ (148,453)
Net (loss) income per share (Note 11):
(Loss) income from Continuing Operations, Per Basic Share	$ (1.22)		$ (0.99)		$ (2.86)	$ (2.70)
(Loss) income from Continuing Operations, Per Diluted Share	(1.22)		(0.99)		(2.86)	(2.70)
Basic (in dollars per share)	(1.93)		(1.24)		(3.78)	(3.00)
Diluted (in dollars per share)	$ (1.93)		$ (1.24)		$ (3.78)	$ (3.00)
Weighted-average number of shares outstanding-basic (in shares)	51,172		50,043		51,033	49,441
Weighted-average number of shares outstanding, diluted (in shares)	51,172		50,043		51,033	49,441

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Three Months Ended Nine Months Ended September 30, September 30, 2015 2014 2015 2014Cost of sales$17 $43 $28 $231Selling, general and administrative1,777 2,522 6,895 7,932Research and development231 304 783 805